Pacer Trendpilot® European Index ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Austria - 1.0%
ANDRITZ AG	327	$28,295
BAWAG Group AG (a)	394	64,170
Erste Group Bank AG	1,386	179,898
OMV AG	719	42,656
Raiffeisen Bank International AG	641	32,429
Strabag SE	97	10,061
Telekom Austria AG	380	4,040
Verbund AG - Class A	333	24,453
		386,002

Belgium - 2.5%
Ackermans & van Haaren NV	107	31,683
Ageas SA	889	63,174
Anheuser-Busch InBev SA	4,721	336,211
Cenergy Holdings SA	305	7,014
D'ieteren Group	103	23,551
Elia Group SA	221	32,038
Groupe Bruxelles Lambert NV	388	36,747
KBC Groep NV	1,115	157,147
Lotus Bakeries NV	2	23,470
Sofina SA	77	22,453
Syensqo SA	353	29,717
Titan SA	182	12,232
UCB SA	590	178,616
Viohalco SA	210	3,236
		957,289

Cyprus - 0.0% (b)
Bank of Cyprus Holdings PLC	1,801	19,939

Finland - 3.2%
Elisa OYJ	705	31,054
Fortum Oyj	2,117	49,975
Kesko Oyj - Class B	1,327	33,567
Kone Oyj - Class B	1,572	112,958
Metso Oyj	3,469	67,909
Neste Oyj	2,059	52,620
Nokia OYJ	24,729	158,992
Nordea Bank Abp	16,118	311,707
Orion Oyj - Class B	527	43,509
Sampo Oyj - Class A	12,208	136,025
Stora Enso Oyj - Class R	2,933	33,855
UPM-Kymmene Oyj	2,609	72,274
Valmet Oyj (c)	711	24,382
Wartsila OYJ Abp	2,285	92,632
		1,221,459

France - 27.3% (d)
Accor SA	1,109	60,286
Aeroports de Paris SA	196	25,905
Air Liquide SA	2,866	536,558
Airbus SE	2,909	666,881
Alstom SA (e)	1,695	54,288
Amundi SA (a)	293	26,031
Arkema SA	287	17,299
AXA SA	8,287	377,499
Ayvens SA (a)	1,787	25,948
BioMerieux	220	25,504
BNP Paribas SA	4,922	532,089
Bollore SE	3,465	19,772
Bouygues SA	944	51,036
Bureau Veritas SA	1,745	56,055
Capgemini SE	776	120,682
Carrefour SA	2,832	46,460
Cie de Saint-Gobain SA	2,237	220,669
Cie Generale des Etablissements Michelin SCA	3,334	123,894
Credit Agricole SA	4,674	101,222
Danone SA	3,141	245,135
Dassault Aviation SA	89	33,738
Dassault Systemes SE	3,326	91,545
Edenred SE	1,207	25,281
Eiffage SA	381	56,430
Engie SA	8,735	259,887
EssilorLuxottica SA	1,433	438,072
Eurazeo SE	187	11,227
FDJ UNITED	564	14,935
Getlink SE	1,529	30,285
Hermes International SCA	169	406,459
Ipsen SA	176	28,706
Kering	353	110,528
Legrand SA	1,245	199,228
L'Oreal SA	1,139	522,496
LVMH Moet Hennessy Louis Vuitton SE	1,270	823,303
Orange SA	10,282	190,374
Pernod Ricard SA	961	85,526
Publicis Groupe SA	1,146	114,379
Renault SA	938	35,446
Rexel SA	1,121	47,225
Safran SA	1,730	617,249
Sanofi SA	5,335	500,850
Sartorius Stedim Biotech	140	31,248
Schneider Electric SE	2,698	774,896
SCOR SE	873	28,457
SEB SA	131	7,398
Societe Generale SA	3,497	305,914
Sodexo SA	409	20,915
SPIE SA	731	40,032
Teleperformance SE	271	17,539
Thales SA	450	136,553
TotalEnergies SE	9,129	661,710
Veolia Environnement SA	3,037	113,865
Vinci SA	2,478	355,855
Wendel SA	122	11,757
		10,482,521

Germany - 25.1% (d)
adidas AG	823	145,503
Allianz SE	1,924	847,935
Aumovio SE (e)	272	13,129
BASF SE	4,423	240,960
Bayer AG	4,864	256,913
Bayerische Motoren Werke AG	1,439	149,114
Bechtle AG	413	21,462
Beiersdorf AG	523	62,273
Brenntag SE	619	37,714
Carl Zeiss Meditec AG	178	5,908
Commerzbank AG	3,363	138,286
Continental AG	544	42,972
CTS Eventim AG & Co. KGaA	289	24,305
Daimler AG	3,745	256,538
Daimler Truck Holding AG	2,560	124,293
Delivery Hero SE (a)(e)	1,124	31,443
Deutsche Bank AG	8,794	347,119
Deutsche Boerse AG	911	230,334
Deutsche Lufthansa AG	3,020	31,144
Deutsche Post AG	4,581	256,953
Deutsche Telekom AG	17,272	576,737
Deutsche Wohnen SE	248	6,159
DWS Group GmbH & Co. KGaA (a)	156	11,428
E.ON SE	10,976	232,432
Evonik Industries AG	1,256	19,503
Fielmann Group AG	115	5,643
Fraport AG Frankfurt Airport Services Worldwide (e)	183	16,941
Fresenius Medical Care AG	1,057	47,498
Fresenius SE & Co. KGaA	2,074	116,062
FUCHS SE	127	4,486
GEA Group AG	725	51,907
Hannover Rueck SE	303	85,768
Heidelberg Materials AG	622	170,535
Henkel AG & Co. KGaA	483	39,876
Hensoldt AG	303	30,044
HOCHTIEF AG	76	31,963
Infineon Technologies AG	6,446	317,933
KION Group AG	353	24,980
Knorr-Bremse AG	333	38,860
LEG Immobilien SE	381	27,459
Merck KGaA	652	97,031
MTU Aero Engines AG	271	120,301
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	650	394,794
Nemetschek SE	285	24,982
Rational AG	26	20,895
RENK Group AG	388	24,859
Rheinmetall AG	224	473,023
RWE AG	3,287	208,528
SAP SE	5,123	1,035,737
Scout24 SE (a)	354	35,269
Siemens AG	3,658	1,111,323
Siemens Energy AG (e)	3,694	632,941
Siemens Healthineers AG (a)	1,491	74,530
Symrise AG	669	56,351
Talanx AG	303	38,251
Traton SE	314	12,260
Volkswagen AG	144	17,564
Vonovia SE	3,585	104,580
Zalando SE (a)(e)	1,177	33,958
		9,637,689

Greece - 1.0%
Aegean Airlines SA	200	3,546
Aktor SA Holding Co. Technical And Energy Projects (e)	261	3,366
Alpha Bank SA	10,515	50,479
Athens International Airport SA	382	5,130
Athens Water Supply & Sewage Co. SA	208	1,775
Autohellas Tourist and Trading SA	95	1,462
Ballys Intralot SA (e)	3,078	3,743
Ellaktor SA	437	715
ElvalHalcor SA	288	1,581
Eurobank SA	12,286	60,219
FF Group (e)(f)	1,259	7,163
GEK TERNA SA	348	13,712
Hellenic Telecommunications Organization SA	763	14,263
HELLENiQ ENERGY Holdings SA	438	4,709
Holding Co. ADMIE IPTO SA	572	2,081
Jumbo SA	566	16,800
LAMDA Development SA (e)	418	3,508
Motor Oil Hellas Corinth Refineries SA	313	12,600
National Bank of Greece SA	4,212	74,466
OPAP SA	872	17,572
Optima bank SA	906	9,300
Piraeus Bank SA	5,448	54,956
Piraeus Port Authority SA	33	1,557
Public Power Corp. SA	929	21,980
Quest Holdings SA	129	1,076
Sarantis SA	134	2,154
		389,913

Ireland - 1.0%
AIB Group PLC	10,770	120,641
Bank of Ireland Group PLC	4,845	98,465
Kerry Group PLC - Class A	816	72,350
Kingspan Group PLC	772	67,259
Ryanair Holdings PLC	803	27,232
		385,947

Italy - 9.4%
A2A SpA	7,897	23,786
Amplifon SpA	617	9,939
Banca Mediolanum SpA	1,074	25,156
Banca Monte dei Paschi di Siena SpA	10,477	108,467
Banco BPM SpA	7,405	110,773
BPER Banca SPA	7,057	99,168
Brunello Cucinelli SpA	171	16,337
Buzzi SpA	413	23,459
Davide Campari-Milano NV	2,819	19,996
DiaSorin SpA	109	9,326
Enel SpA	38,560	425,443
Eni SpA	9,912	202,392
Ferrari NV	590	196,380
FinecoBank Banca Fineco SpA	3,083	81,677
Generali	4,788	195,180
Hera SpA	3,920	19,358
Infrastrutture Wireless Italiane SpA (a)	1,578	13,916
Interpump Group SpA	381	22,075
Intesa Sanpaolo SpA	76,366	540,047
Italgas SpA	3,092	37,054
Leonardo SpA	2,026	135,206
Mediobanca Banca di Credito Finanziario SpA	562	11,745
Moncler SpA	1,130	65,646
Nexi SpA (a)	2,563	10,952
Pirelli & C SpA (a)	1,881	14,149
Poste Italiane SpA (a)	2,292	60,314
Prysmian SpA	1,430	170,268
Recordati Industria Chimica e Farmaceutica SpA	545	29,936
Reply SpA	113	14,788
Snam SpA	10,336	71,036
Telecom Italia SpA (e)	55,149	37,261
Telecom Italia SpA - Savings Shares (e)	30,387	24,090
Terna Rete Elettrica Nazionale SpA	7,068	76,458
UniCredit SpA	7,609	662,472
Unipol Assicurazioni SpA	1,897	42,218
		3,606,468

Luxembourg - 0.6%
ArcelorMittal	2,130	116,090
CVC Capital Partners PLC (a)	1,064	18,830
Eurofins Scientific SE (e)	573	46,281
RTL Group SA	185	8,081
Tenaris SA	1,748	38,871
		228,153

Netherlands - 15.7%
ABN AMRO Group NV (a)	2,919	107,469
Adyen NV (a)(e)	131	194,630
Aegon Ltd.	6,836	53,302
Akzo Nobel NV	847	59,537
Argenx SE (e)	302	251,944
ASM International NV	232	195,196
ASML Holding NV	1,963	2,828,518
ASR Nederland NV	779	56,493
BE Semiconductor Industries NV	356	69,417
CTP NV (a)	651	14,137
Euronext NV (a)	448	62,609
EXOR NV	436	35,712
Ferrovial SE	2,328	157,347
Heineken Holding NV	573	42,315
Heineken NV	1,396	114,741
IMCD NV	293	27,361
ING Groep NV	14,778	434,776
JDE Peet's NV	781	29,272
Koninklijke Ahold Delhaize NV	4,431	173,116
Koninklijke KPN NV	19,023	92,631
Koninklijke Philips NV	3,866	110,577
Koninklijke Vopak NV	273	13,611
Magnum Ice Cream Co. NV (e)	2,431	43,207
NN Group NV	1,328	105,122
Prosus NV	6,086	349,557
QIAGEN NV	1,018	53,842
Randstad Holding NV	544	19,416
Stellantis NV	10,814	106,213
Universal Music Group NV	4,743	116,266
Wolters Kluwer NV	1,166	109,022
		6,027,356

Poland - 0.0% (b)
InPost SA (e)	1,280	20,028

Portugal - 0.5%
Banco Comercial Portugues SA	45,162	48,951
EDP SA	15,036	76,942
Galp Energia SGPS SA	2,080	41,248
Jeronimo Martins SGPS SA	1,386	32,710
		199,851

Spain - 10.5%
Acciona SA	120	25,803
ACS Actividades de Construccion y Servicios SA	895	100,413
Aena SME SA (a)	3,490	108,511
Amadeus IT Holding SA	2,188	146,847
Banco Bilbao Vizcaya Argentaria SA	28,203	717,085
Banco de Sabadell SA	25,149	98,524
Banco Santander SA	73,855	943,728
Bankinter SA	3,129	53,483
CaixaBank SA	17,771	234,979
Cellnex Telecom SA (a)	2,849	87,871
Corp. ACCIONA Energias Renovables SA	203	5,145
EDP Renovaveis SA	1,563	23,715
Endesa SA	1,594	58,743
Grifols SA	1,443	18,456
Iberdrola SA	33,747	757,040
Industria de Diseno Textil SA	5,492	358,048
Mapfre SA	4,624	21,146
Naturgy Energy Group SA	1,259	39,518
Redeia Corp. SA	2,042	35,315
Repsol SA	5,530	108,518
Telefonica SA	20,598	83,380
		4,026,268

Switzerland - 0.4%
DSM-Firmenich AG	916	71,879
STMicroelectronics NV	3,238	91,483
		163,362
TOTAL COMMON STOCKS (Cost $30,922,939)		37,752,245

PREFERRED STOCKS - 0.7%	Shares	Value
Germany - 0.6%
Bayerische Motoren Werke AG, 0.00%	274	28,386
FUCHS SE, 0.00%	330	14,301
Henkel AG & Co. KGaA, 0.00%	799	70,237
Volkswagen AG, 0.00%	1,040	126,544
		239,468

Spain - 0.1%
Grifols SA, Class B, 0.00%	1,302	12,022
TOTAL PREFERRED STOCKS (Cost $222,802)		251,490

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
Belgium - 0.0% (b)
Warehouses De Pauw CVA	929	26,319

France - 0.4%
Covivio SA	271	17,266
Gecina SA	257	23,594
Klepierre	1,044	40,145
Unibail-Rodamco-Westfield	612	67,466
		148,471

Spain - 0.1%
Merlin Properties Socimi SA	1,895	28,100
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $178,196)		202,890

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (b)	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (g)	19,063	19,063
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,063)		19,063

TOTAL INVESTMENTS - 99.4% (Cost $31,343,000)		38,225,688
Other Assets in Excess of Liabilities - 0.6%		214,811
TOTAL NET ASSETS - 100.0%		$38,440,499

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $996,165 or 2.6% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $18,000.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(e)	Non-income producing security.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,163 or 0.0% of net assets as of January 31, 2026.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Trendpilot® European Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,745,082	$–	$7,163	$37,752,245
Preferred Stocks	251,490	–	–	251,490
Real Estate Investment Trusts	202,890	–	–	202,890
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	19,063
Total Investments	$38,199,462	$–	$7,163	$38,225,688

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $19,063 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3

Beginning balance as of April 30, 2025	$6,846
Change in unrealized appreciation/depreciation	317
Amortization/(Accretion)	0
Ending balance as of January 31, 2026	$7,163
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$317

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$7,163	Last Trade Price	Stale Data	4.8 EUR
	$7,163